Short-Term Borrowings and Long-Term Debt (Long-Term Debt with Original Maturities of More than One Year) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Debt Instrument [Line Items]
Obligations under finance leases	¥ 6,863	¥ 4,621
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Obligations under finance leases	Obligations under finance leases
Loan participation borrowings	¥ 245,176	¥ 220,312
Senior borrowings and bonds	11,245,475	8,600,493
Subordinated borrowings and bonds	3,395,509	3,752,790
Total	¥ 14,893,023	¥ 12,578,216